Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Intangible Assets by Major Class [Line Items]
Accumulated amortization	¥ (5,099,133)	¥ (4,774,253)
Total amortizable intangible assets	1,640,031	1,587,120
Total non-amortizable intangible assets	71,075	31,834
Total	1,711,106	1,618,954
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	54,283	31,834
Rights to Acquire Building
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	16,792
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	5,954,842	5,709,739
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	336,510	335,578
Other Intangibles
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	¥ 447,812	¥ 316,056